EMPLOYEE EQUITY INCENTIVE PLAN (Tables)	12 Months Ended
Dec. 31, 2014
EMPLOYEE EQUITY INCENTIVE PLAN [Abstract]
Stock Option Activities
	Outstanding options
		Weighted	Weighted average
	Number of	average	grant-date
	options	exercise price	fair value

Options outstanding at January 1, 2012	50,685,617	$0.10	$0.07
Forfeited	(2,921,040)	$0.11	$0.08
Exercised	(4,710,120)	$0.06	$0.03

Options outstanding at December 31, 2012	43,054,457	$0.10	$0.08
Granted	13,320,000	$0.21	$0.06
Forfeited	(1,515,040)	$0.12	$0.08
Exercised	(8,602,960)	$0.10	$0.06

Options outstanding at December 31, 2013	46,256,457	$0.10	$0.12
Granted	9,520,000	$0.22	$0.06
Forfeited	(8,832,517)	$0.22	$0.06
Exercised	(4,052,480)	$0.11	$0.09

Options outstanding at December 31, 2014	42,891,460	$0.14	$0.12

Fair Value Assumptions
Option grants	2012	2013	2014

Weighted average risk-free interest rate	N/A	0.60%	0.81%
Weighted average expected option life	N/A	2.75 years	2.75 years
Weighted average volatility rate	N/A	54.36%	52.94%
Weighted average dividend yield	-	-	-

Weighted Average Fair Value of Options Granted
	For the years ended December 31,
	2012	2013	2014

Stock options	N/A	$0.26	$0.22

Stock Options Outstanding
	Options outstanding				Options exercisable
		Weighted	Weighted			Weighted	Weighted
		average	average	Aggregate		average	average	Aggregate
	Number	exercise	remaining	intrinsic	Number	exercise	remaining	intrinsic
	outstanding	price	contractual life	value	exercisable	price	contractual life	value
Average exercise price
$0.07	7,420,857			482,356	7,420,857			482,356
$0.09	1,600,000			76,800	1,600,000			76,800
$0.10	10,245,560			412,384	7,295,560			293,646
$0.12	2,000,000			31,500	1,500,000			23,625
$0.13	3,832,520			36,775	3,832,520			36,775
$0.14	400,000			-	-			-
$0.15	2,352,523			-	2,352,523			-
$0.19	9,920,000			-	2,480,000			-
$0.22	5,120,000			-	-			-

Total	42,891,460	$ 0.14	6.72 years	1,039,815	26,481,460	$ 0.11	5.54 years	913,202

Nonvested Share Activities
	Number of	Weight average
	nonvested	grant-date
	shares outstanding	fair value

Nonvested shares outstanding at January 1, 2012	56,475,000	$0.12
Vested	(33,920,000)	$0.12

Nonvested shares outstanding at December 31, 2012	22,555,000	$0.13
Vested	(12,885,000)	$0.15

Nonvested shares outstanding at December 31, 2013	9,670,000	$0.11
Granted	3,680,000	$0.22
Forfeited	(825,000)	$0.11
Vested	(5,525,000)	$0.12

Nonvested shares outstanding at December 31, 2014	7,000,000	$0.16

Nonvested Shares Outstanding
	Nonvested
	share outstanding
		Aggregate
	Number	intrinsic
	outstanding	value
Grant date
October 3, 2011	3,400,000	459,850
May 21, 2014	3,600,000	486,900

Total	7,000,000	946,750

Schedule of Unrecognized Compensation Cost
Year

2015	740,732
2016	401,700
2017	371,449
2018	84,700

Total	1,598,581